FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accumulated other comprehensive loss	$ 454,671
Concentrations of risk	The Group has concentration of credit risk as 85.0% (2025: 64.3%) and 96.8% (2025: 89.2%) of the total trade receivables was due from the Group’s largest customer and the five largest customers respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals
Impairment loss recognised in profit or loss, trade receivables	$ 474,654
Other receivables and deposits	0
Cash and bank balances	193,156	$ 966,807	$ 337,469	$ 2,963,301
Current assets	8,094,108	13,843,649
Current liabilities	$ 6,561,990	$ 10,553,801